Significant Accounting Policies	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Notes To Financial Statements [Abstract]
2. Significant Accounting Policies

Note 2. Significant Accounting Policies

Principles of Consolidation

The unaudited consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements. Actual results could differ from those estimates. Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, amortization periods and valuation of courseware and software development costs, valuation of stock-based compensation, the valuation of net assets and liabilities from discontinued operations and the valuation allowance on deferred tax assets.

Restricted Cash

Restricted cash represents amounts pledged as security for letters of credit for transactions involving Title IV programs. The Company considers $265,310 as restricted cash (shown as a current asset as of July 31, 2013) until such letter of credit expires on December 31, 2013. As of July 31, 2013, the account bears interest of 0.20%.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1-Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2-Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3-Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the Company online as well as from related educational resources that the Company provides to its students, such as access to our online materials and learning management system. Tuition revenue is recognized pro-rata over the applicable period of instruction. The Company maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods. Certain states in which students reside impose separate, mandatory refund policies, which override the Company's policy to the extent in conflict. If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the Company recognizes as revenue the tuition that was not refunded. Since the Company recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the Company's accounting policies revenue is not recognized with respect to amounts that could potentially be refunded. The Company's educational programs have starting and ending dates that differ from its fiscal quarters. Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned and is therefore deferred. The Company also charges students annual fees for library, technology and other services, which are recognized over the related service period. Deferred revenue represents the amount of tuition, fees, and other student payments received in excess of the portion recognized as revenue and it is included in current liabilities in the accompanying consolidated balance sheets. Other revenues may be recognized as sales occur or services are performed.

Revenue Recognition and Deferred Revenue - Discontinued Operations

The Company enters into certain revenue sharing arrangements with consultants whereby the consultants will develop course content primarily for technology-related courses, recommend, but not select, faculty, lease equipment on behalf of the Company for instructional purposes for the on-site laboratory portion of distance learning courses and make introductions to corporate and government sponsoring organizations that provide students for the courses. The Company has evaluated ASC 605-45 "Principal Agent Considerations" and determined that there are more indicators than not that the Company is the primary obligor in the arrangements since the Company establishes the tuition, interfaces with the student or sponsoring organization, selects the faculty, is responsible for delivering the course, is responsible for issuing any degrees or certificates, and is responsible for collecting the tuition and fees. The gross tuition and fees are included in revenues while the revenue sharing payments are included in instructional costs and services, an operating expense. As a result of presenting this component as discontinued operations, the revenues are now included in income (loss) from discontinued operations, net of income taxes for all periods presented (See Note 1).

Net Loss Per Share

Net loss per common share is based on the weighted average number of common shares outstanding during each period. Options to purchase 9,110,592 and 2,070,000 common shares, warrants to purchase 9,090,292 and 882,500 common shares, and $800,000 and $650,000 of convertible debt (convertible into 1,357,143 and 951,126 common shares) were outstanding during the three months ended July 31, 2013 and 2012, respectively, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. The options, warrants and convertible debt are considered to be common stock equivalents and are only included in the calculation of diluted earnings per common share when their effect is dilutive.

Recent Accounting Pronouncements

We have implemented all new accounting standards that are in effect and that may impact our unaudited consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.

Note 2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates in the accompanying consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, amortization periods and valuation of courseware and software development costs, valuation of stock-based compensation, the valuation of net assets and liabilities from discontinued operations and the valuation allowance on deferred tax assets.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Restricted Cash

Restricted cash represents amounts pledged as security for letters of credit for transactions involving Title IV programs.

Consistent with the Higher Education Act, Aspen's certification to participate in Title IV programs terminated after closing of the reverse merger, and Aspen applied to DOE to reestablish its eligibility and certification to participate in the Title IV programs. However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution, like Aspen, that is seeking approval of a change in ownership under certain circumstances while the DOE reviews the institution's application. In response to DOE requests, the Company pledged a $105,865 letter of credit to the DOE on March 27, 2012 and on August 31, 2012, the Company pledged an additional $158,800 to the letter of credit and extended the due date to December 31, 2013. The Company considers $265,173 (includes accrued interest of $508) and $264,992 (includes accrued interest of $327) as restricted cash (shown as a current asset as of April 30, 2013 and December 31, 2012, respectively) until such letter of credit expires. As of April 30, 2013, the account bears interest of 0.25%.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

•

Level 1-Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

•

Level 2-Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

•

Level 3-Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

Accounts receivable consist primarily of amounts due for tuition, technology fees and other fees for students who are in the course of completing a degree or certificate program. Students generally fund their education through personal funds, grants and/or loans under various DOE Title IV programs, or tuition assistance from military and corporate employers. Accounts receivable also includes secured amounts presented as non-current due from the sale of courseware to a former related party.

All students are required to select both a primary and secondary payment option with respect to amounts due to the Company for tuition, fees and other expenses. The most common payment option for the Company's students is personal funds or payment made on their behalf by an employer. In instances where a student selects financial aid as the primary payment option, he or she often selects personal cash as the secondary option. If a student who has selected financial aid as his or her primary payment option withdraws prior to the end of a course but after the date that the Company's institutional refund period has expired, the student will have incurred the obligation to pay the full cost of the course. If the withdrawal occurs before the date at which the student has earned 100% of his or her financial aid, the Company will have to return all or a portion of the funds to the DOE and the student will owe the Company all amounts incurred that are in excess of the amount of financial aid that the student earned and that the Company is entitled to retain. In this case, the Company must collect the receivable using the student's second payment option.

For accounts receivable from students, the Company records an allowance for doubtful accounts for estimated losses resulting from the inability, failure or refusal of its students to make required payments, which includes the recovery of financial aid funds advanced to a student for amounts in excess of the student's cost of tuition and related fees. The Company determines the adequacy of its allowance for doubtful accounts using a general reserve method based on an analysis of its historical bad debt experience, current economic trends, and the aging of the accounts receivable and student status. The Company applies reserves to its receivables based upon an estimate of the risk presented by the age of the receivables and student status. The Company writes off accounts receivable balances at the time the balances are deemed uncollectible. The Company continues to reflect accounts receivable with an offsetting allowance as long as management believes there is a reasonable possibility of collection.

For accounts receivable from primary payors other than students, the Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations, such as bankruptcy proceedings and receivable amounts outstanding for an extended period beyond contractual terms. In these cases, the Company uses assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received. The amounts calculated are analyzed to determine the total amount of the allowance. The Company may also record a general allowance as necessary.

Direct write-offs are taken in the period when the Company has exhausted its efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that the Company should abandon such efforts.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Costs incurred to develop internal-use software during the preliminary project stage are expensed as incurred. Internal-use software development costs are capitalized during the application development stage, which is after: (i) the preliminary project stage is completed; and (ii) management authorizes and commits to funding the project and it is probable the project will be completed and used to perform the function intended. Capitalization ceases at the point the software project is substantially complete and ready for its intended use, and after all substantial testing is completed. Upgrades and enhancements are capitalized if it is probable that those expenditures will result in additional functionality. Amortization is provided for on a straight-line basis over the expected useful life of five years of the internal-use software development costs and related upgrades and enhancements. When existing software is replaced with new software, the unamortized costs of the old software are expensed when the new software is ready for its intended use.

Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful lives of the assets.

Upon the retirement or disposition of property and equipment, the related cost and accumulated depreciation and amortization are removed and a gain or loss is recorded in the consolidated statements of operations. Repairs and maintenance costs are expensed in the period incurred.

Courseware

The Company records the costs of courseware in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 350 "Intangibles - Goodwill and Other".

Generally, costs of courseware are capitalized whereas costs for upgrades and enhancements are expensed as incurred. Courseware is stated at cost less accumulated amortization. Amortization is provided for on a straight-line basis over the expected useful life of five years.

Long-Lived Assets

The Company assesses potential impairment to its long-lived assets when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events and circumstances considered by the Company in determining whether the carrying value of identifiable intangible assets and other long-lived assets may not be recoverable include, but are not limited to: significant changes in performance relative to expected operating results, significant changes in the use of the assets, significant negative industry or economic trends, a significant decline in the Company's stock price for a sustained period of time, and changes in the Company's business strategy. An impairment loss is recorded when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds fair value and is recorded as a reduction in the carrying value of the related asset and an expense to operating results.

Leases

The Company enters into various lease agreements in conducting its business. At the inception of each lease, the Company evaluates the lease agreement to determine whether the lease is an operating or capital lease. Leases may contain initial periods of free rent and/or periodic escalations. When such items are included in a lease agreement, the Company records rent expense on a straight-line basis over the initial term of a lease. The difference between the rent payment and the straight-line rent expense is recorded as a deferred rent liability. The Company expenses any additional payments under its operating leases for taxes, insurance or other operating expenses as incurred.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the Company online as well as from related educational resources that the Company provides to its students, such as access to our online materials and learning management system. Tuition revenue is recognized pro-rata over the applicable period of instruction. The Company allows a student to make three monthly tuition payments during each 10-week class. The Company maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods. Certain states in which students reside impose separate, mandatory refund policies, which override the Company's policy to the extent in conflict. If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the Company recognizes as revenue the tuition that was not refunded. Since the Company recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the Company's accounting policies revenue is not recognized with respect to amounts that could potentially be refunded. The Company's educational programs have starting and ending dates that differ from its fiscal quarters. Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned and is therefore deferred. The Company also charges students annual fees for library, technology and other services, which are recognized over the related service period. Deferred revenue represents the amount of tuition, fees, and other student payments received in excess of the portion recognized as revenue and it is included in current liabilities in the accompanying consolidated balance sheets. Other revenues may be recognized as sales occur or services are performed.

Revenue Recognition and Deferred Revenue - Discontinued Operations

The Company enters into certain revenue sharing arrangements with consultants whereby the consultants will develop course content primarily for technology-related courses, recommend, but not select, faculty, lease equipment on behalf of the Company for instructional purposes for the on-site laboratory portion of distance learning courses and make introductions to corporate and government sponsoring organizations that provide students for the courses. The Company has evaluated ASC 605-45 "Principal Agent Considerations" and determined that there are more indicators than not that the Company is the primary obligor in the arrangements since the Company establishes the tuition, interfaces with the student or sponsoring organization, selects the faculty, is responsible for delivering the course, is responsible for issuing any degrees or certificates, and is responsible for collecting the tuition and fees. The gross tuition and fees are included in revenues while the revenue sharing payments are included in instructional costs and services, an operating expense. As a result of presenting this component as discontinued operations, the revenues are now included in income from discontinued operations, net of income taxes for all periods presented (See Note 1).

Cost of Revenues

Cost of revenues consists of two categories of cost, instructional costs and services, and marketing and promotional costs.

Instructional Costs and Services

Instructional costs and services consist primarily of costs related to the administration and delivery of the Company's educational programs. This expense category includes compensation for faculty and administrative personnel, costs associated with online faculty, technology license costs and costs associated with other support groups that provide services directly to the students.

Marketing and Promotional Costs

Marketing and promotional costs include costs associated with purchasing leads, producing marketing materials, and advertising. Such costs are generally affected by the cost of advertising media and leads, the efficiency of the Company's marketing and recruiting efforts, and expenditures on advertising initiatives for new and existing academic programs. Advertising costs consists primarily of marketing leads and other branding and promotional activities. Non-direct response advertising activities are expensed as incurred, or the first time the advertising takes place, depending on the type of advertising activity.

General and Administrative

General and administrative expenses include compensation of employees engaged in corporate management, finance, human resources, information technology, compliance and other corporate functions. General and administrative expenses also include professional services fees, bad debt expense related to accounts receivable, financial aid processing costs, non-capitalizable courseware and software costs, travel and entertainment expenses and facility costs.

Reclassifications

For the four months ended April 30, 2013, the Company changed its presentation in the Statement of Operations to present a cost of revenues line item. Certain amounts in the 2012 and 2011 Consolidated Financial Statements have been reclassified to conform to this new presentation as follows:

	For the Year Ended December 31, 2012
	Reclassifications

	As Previously	Cost of	As
	Reported	Revenues	Reclassified

Expenses
Cost of revenues (exclusive of depreciation and and amortization shown separately below)	$-	$2,342,037	$2,342,037
Instructional costs and services	899,909	(899,909)	-
Marketing and promotional	1,442,128	(1,442,128)	-
General and administrative	5,235,282	-	5,235,282
Receivable collateral valuation reserve	502,315		502,315
Depreciation and amortization	397,923		397,923
Total costs and expenses	$8,477,557	$-	$8,477,557

	For the Year Ended December 31, 2011
	Reclassifications

	As Previously	Cost of	As
	Reported	Revenues	Reclassified

Expenses
Cost of revenues (exclusive of depreciation and and amortization shown separately below)	$-	$1,041,269	$1,041,269
Instructional costs and services	525,907	(525,907)	-
Marketing and promotional	515,362	(515,362)	-
General and administrative	3,593,956	-	3,593,956
Depreciation and amortization	264,082	-	264,082
Total costs and expenses	$4,899,307	$-	$4,899,307

Income Taxes

The Company uses the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are subject to periodic recoverability assessments. Realization of the deferred tax assets, net of deferred tax liabilities, is principally dependent upon achievement of projected future taxable income.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company accounts for uncertainty in income taxes using a two-step approach for evaluating tax positions. Step one, recognition, occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Step two, measurement, is only addressed if the position is more likely than not to be sustained. Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is more likely than not to be realized upon ultimate settlement. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Stock-Based Compensation

Stock-based compensation expense is measured at the grant date fair value of the award and is expensed over the requisite service period. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes option pricing model. Determining the fair value of stock-based awards at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates. The assumptions used in calculating the fair value of stock-based awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the prorata compensation expense is adjusted accordingly until such time the non-employee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient's performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.

Net Loss Per Share

Net loss per share of common stock is based on the weighted average number of shares outstanding during each year. Options to purchase 7,614,381 shares of common stock, warrants to purchase 9,090,292 shares of common stock, and $800,000 of convertible debt (convertible into 1,357,143 shares of common stock) were outstanding during the four months ended April 30, 2013, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. Options to purchase 6,972,967 shares of common stock, warrants to purchase 8,112,696 shares of common stock, and $800,000 of convertible debt (convertible into 1,357,143 shares of common stock) were outstanding during the year ended December 31, 2012, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. Warrants to purchase 456,000 shares of common stock were outstanding during the year ended December 31, 2011, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. The options, warrants and convertible debt are considered to be common stock equivalents and are only included in the calculation of diluted earnings per shares of common stock when their effect is dilutive.

In addition to the above common stock equivalents, Aspen had outstanding preferred shares (Series A through E) that were contingently convertible into shares of common stock upon it becoming an SEC reporting company. There were an aggregate of 15,403,006 preferred shares contingently convertible into 13,677,274 shares of common stock for the years ended December 31, 2011 that could have been potentially dilutive in the future. As a result of its merger with Aspen Group, Inc., on March 13, 2012 (the SEC Reporting Date), all of the preferred shares were automatically converted into shares of common stock on that date (See Notes 11 and 12).

Segment Information

The Company operates in one reportable segment as a single educational delivery operation using a core infrastructure that serves the curriculum and educational delivery needs of its online students regardless of geography. The Company's chief operating decision makers, its CEO and President, manage the Company's operations as a whole, and no revenue, expense or operating income information is evaluated by the chief operating decision makers on any component level.

Recent Accounting Pronouncements

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-05 effective January 1, 2012, and such adoption did not have a material effect on the Company's financial statements.

In December 2011, the FASB issued ASU 2011-12, which amends ASC Topic 220, Comprehensive Income, to defer certain aspects of ASU 2011-05. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance, along with ASU 2011-05, on January 1, 2012, and such adoption did not have a material impact on the Company's financial statements.

In July 2012, the FASB issued ASU 2012-02, which amends ASC Topic 350 to allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. An entity would not be required to determine the fair value of the indefinite-lived intangible unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company is evaluating the impact of this ASU and does not expect the adoption will have an impact on its consolidated results of operations or financial condition.

We have implemented all new accounting standards that are in effect and that may impact our consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.